Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 20,975	$ 28,145
Securities financing transactions	7,317	5,742
Over-the-counter debt instruments	2,060	2,022
Other	35	31
Total other financial liabilities designated at fair value	30,387	35,940
of which: life-to-date own credit (gain) / loss	36	4
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	20,975	28,145
Securities financing transactions	7,317	5,742
Over-the-counter debt instruments	2,060	2,022
Funding from UBS Group AG and its subsidiaries	1,375	217
Other	46	31
Total other financial liabilities designated at fair value	31,773	36,157
of which: life-to-date own credit (gain) / loss	$ 148	$ 6